J.P. MORGAN INCOME FUNDS

JPMorgan Income Builder Fund
(a series of JPMorgan Trust I)

Supplement dated December 10, 2009
to the Statement of Additional Information dated
February 28, 2009, as supplemented

The following sections replace to the information in the Statement of Additional Information, dated February 28, 2009, under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers—Ownership of Securities” with respect to the JPMorgan Income Builder Fund:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan Income Builder Fund
Neill Nuttall*	2	$10.23	12	$6,466.56	4	$567.78
Jeffrey Geller*	1	0.59	1	155.00	0	0
Patrik Jakobson*	13	1,538.49	1	528.27	20	3,631.64
Anne Lester**	11	1,226.47	21	2,772.07	23	1,582.70
Michael Schoenhaut*	10	947.84	0	0	1	98.35
Michael Fredericks**	4	441.00	0	0	2	94.99

*	Information is as of October 31, 2008

**	Information is as of June 30, 2009

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan Income Builder Fund
Neill Nuttall*	0	$0	2	$2,725.96	0	$0
Jeffrey Geller*	0	0	0	0	0	0
Patrik Jakobson*	0	0	0	0	0	0
Anne Lester**	0	0	0	0	0	0
Michael Schoenhaut*	0	0	0	0	0	0
Michael Fredericks**	0	0	0	0	0	0

*	Information is as of October 31, 2008

**	Information is as of June 30, 2009

Portfolio Managers—Ownership of Securities (as of November 30, 2009)

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
JPMorgan Income Builder Fund
Neill Nuttall	X
Jeffrey Geller	X
Patrik Jakobson	X
Anne Lester	X
Michael Schoenhaut	X
Michael Fredericks	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-IBPM-1209